Commitments and Contingencies (Details) - Schedule of minimum lease payments - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Schedule of Minimum Lease Payments [Abstract]
2023	$ 3,281,807	$ 1,002,244
2024	3,024,640	573,301
2025	2,660,969	448,460
2026	2,537,799	260,309
2027	1,978,600	198,255
Thereafter	131,485	249,406
Total lease payments	13,615,299	2,731,975
Less: imputed interest	(2,379,424)	(225,484)
Total lease obligations	$ 11,235,875	$ 2,506,491	$ 3,897,553